Regulatory capital requirements (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Regulatory Capital Requirements Additional Information [Abstract]
Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations
	Actual		Capital adequacy minimum requirement (including conservation capital buffer) [1]
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2021
Total Capital (to Risk-Weighted Assets):
Corporation	$6,084,105	19.35%	$3,301,329	10.500%
BPPR	4,281,930	18.92	2,376,184	10.500
PB	1,361,911	16.78	852,032	10.500

Common Equity Tier I Capital (to Risk-Weighted Assets):
Corporation	$5,476,031	17.42%	$2,200,886	7.000%
BPPR	3,998,102	17.67	1,584,123	7.000
PB	1,309,398	16.14	568,021	7.000

Tier I Capital (to Risk-Weighted Assets):
Corporation	$5,498,174	17.49%	$2,672,504	8.500%
BPPR	3,998,102	17.67	1,923,577	8.500
PB	1,309,398	16.14	689,740	8.500

Tier I Capital (to Average Assets):
Corporation	$5,498,174	7.41%	$2,969,535	4%
BPPR	3,998,102	6.24	2,561,003	4
PB	1,309,398	13.44	389,736	4

[1] The conservation capital buffer included for these ratios is 2.5%, except for the Tier I to Average Asset ratio for which the buffer is not applicable and therefore the capital adequacy minimum of 4% is presented.

	Actual		Capital adequacy minimum requirement (including conservation capital buffer)
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2020
Total Capital (to Risk-Weighted Assets):
Corporation	$5,773,919	18.81%	$3,223,720	10.500%
BPPR	4,226,887	18.58	2,388,394	10.500
PB	1,283,332	17.34	776,975	10.500

Common Equity Tier I Capital (to Risk-Weighted Assets):
Corporation	$4,992,096	16.26%	$2,149,146	7.000%
BPPR	3,940,385	17.32	1,592,262	7.000
PB	1,190,758	16.09	517,983	7.000

Tier I Capital (to Risk-Weighted Assets):
Corporation	$5,014,239	16.33%	$2,609,678	8.500%
BPPR	3,940,385	17.32	1,933,461	8.500
PB	1,190,758	16.09	628,980	8.500

Tier I Capital (to Average Assets):
Corporation	$5,014,239	7.80%	$2,572,201	4%
BPPR	3,940,385	7.26	2,169,835	4
PB	1,190,758	12.35	385,685	4

Schedule Of Minimum Amount And Ratios To Be Categorized As Well Capitalized
	2021		2020
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
Total Capital (to Risk-Weighted Assets):
BPPR	$2,263,032	10%	$2,274,660	10%
PB	811,459	10	739,976	10

Common Equity Tier I Capital (to Risk-Weighted Assets):
BPPR	$1,470,971	6.5%	$1,478,529	6.5%
PB	527,448	6.5	480,985	6.5

Tier I Capital (to Risk-Weighted Assets):
BPPR	$1,810,426	8%	$1,819,728	8%
PB	649,167	8	591,981	8

Tier I Capital (to Average Assets):
BPPR	$3,201,254	5%	$2,712,294	5%
PB	487,171	5	482,106	5